Nature of the Business and Basis of Presentation - Additional Information (Detail) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 02, 2020 USD ($) $ / shares shares	Oct. 14, 2020 USD ($)	Mar. 28, 2020 USD ($)	Mar. 27, 2020 USD ($) Location	Mar. 31, 2020 USD ($)	Oct. 31, 2017	Dec. 25, 2020 USD ($) Location	Mar. 27, 2020 USD ($) Location	Dec. 25, 2020 USD ($) Location	Mar. 27, 2020 USD ($) Location
Percentage of ownership interest sold						0.288
Number of locations | Location									16	16
Number of continents on which entity operates | Location				4			4	4	4	4
Proceeds from lines of credit										$ 43,000
Equity investment in related party							$ 26,657		$ 26,657
Income from equity method investments							949		1,407
Cash tax benefits of net operating loses				$ 8,963
Quality improvement property changes				1,680
Defer Payment of payroll taxes				2,766
Payroll taxes paid back				$ 1,383
COVID-19
Proceeds from lines of credit					$ 43,000			$ 43,000
Sanken
Related party debt			$ 42,700
Ownership percentage by majority shareholder			70.00%
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Adjustments to additional paid in capital, capitalization changes										$ 42,700
Related party debt			$ 66,377
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Sanken
Ownership percentage by majority shareholder				70.00%				70.00%		70.00%
Disposal Group, Disposed of by Sale, Not Discontinued Operations | PSL
Adjustments to additional paid in capital, capitalization changes			42,700						19,165
Adjustments to additional paid in capital, income tax benefit from noncash or part non cash divestiture			15,000				1,552		1,552
Related party debt			$ 66,377
Recievable balance net		$ 51,377
Accrued interest repaid		$ 762
Equity method investment, ownership percentage			30.00%
Equity investment in related party			$ 25,250
Income from equity method investments							$ 949		$ 1,407
Disposal Group, Disposed of by Sale, Not Discontinued Operations | PSL | Sanken
Ownership percentage by majority shareholder			70.00%
IPO
Number of shares issued in transaction | shares	28,750,000
Offering price | $ / shares	$ 14.00
Net proceeds	$ 321,425
Underwriting discounts	20,125
Estimated offering costs	$ 8,450
IPO | Allegro Micro Systems Inc
Number of shares issued in transaction | shares	25,000,000
IPO - Selling Shareholders
Number of shares issued in transaction | shares	3,750,000
Subsequent Event | IPO
Number of shares issued in transaction | shares	28,750,000
Offering price | $ / shares	$ 14.00
Net proceeds	$ 321,425
Underwriting discounts	20,125
Estimated offering costs	$ 8,450
Subsequent Event | IPO | Allegro Micro Systems Inc
Number of shares issued in transaction | shares	25,000,000
Subsequent Event | IPO - Selling Shareholders
Number of shares issued in transaction | shares	3,750,000